ADVANCED SERIES TRUST

AST Academic Strategies Asset Allocation Portfolio

AST Advanced Strategies Portfolio

AST AQR Large-Cap Portfolio

AST Cohen & Steers Realty Portfolio

AST ClearBridge Dividend Growth Portfolio

AST Goldman Sachs Mid-Cap Growth Portfolio

AST Goldman Sachs Multi-Asset Portfolio

AST High Yield Portfolio
AST J.P. Morgan Global Thematic Portfolio

AST J.P. Morgan International Equity Portfolio

AST J.P. Morgan Strategic Opportunities Portfolio

AST Multi-Sector Fixed Income Portfolio

AST Small-Cap Value Portfolio

AST T. Rowe Price Asset Allocation Portfolio

AST T. Rowe Price Growth Opportunities Portfolio

AST T. Rowe Price Large-Cap Growth Portfolio

AST T. Rowe Price Large-Cap Value Portfolio

AST T. Rowe Price Natural Resources Portfolio

AST Western Asset Core Plus Bond Portfolio

Supplement dated June 26, 2017 to the

Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust), and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust SAI.

A.	The table in Part I of the SAI entitled “Management Fee Rates (effective July 1, 2015 and thereafter)” is hereby revised by replacing the information pertaining to the AST Multi-Sector Fixed Income Portfolio with the information set forth below, effective July 1, 2017:
Management Fee Rates (effective July 1, 2015 and thereafter)
Portfolio	Contractual Fee Rate
AST Multi-Sector Fixed Income Portfolio

0.5325% of average daily net assets to $300 million;

0.5225% on next $200 million of average daily net assets;

0.5125% on next $250 million of average daily net assets;

0.5025% on next $2.5 billion of average daily net assets;

0.4925% on next $2.75 billion of average daily net assets;

0.4625% on next $4 billion of average daily net assets;

0.4425% on next $2.5 billion of average daily net assets;

0.4225% on next $2.5 billion of average daily net assets;

0.4025% on next $5 billion of average daily net assets;

0.3825% over $20 billion of average daily net assets

B.	The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by replacing the information pertaining to the portfolios listed below with the information set forth below, effective July 1, 2017:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Academic Strategies Asset Allocation Portfolio	The Manager has contractually agreed to waive 0.007% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees. In addition, the Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets of each Portfolio of the Trust managed as a fund-of-funds.* The Manager has also voluntarily agreed to reimburse expenses and/or waive fees so that the Portfolio’s “Underlying Fund Fees and Expenses” do not exceed 0.685% of the Portfolio’s average daily net assets. For purposes of applying this voluntary expense cap, “Underlying Fund Fees and Expenses” shall not include, and the Manager shall not reimburse expenses or waive fees with respect to taxes, short sale interest and dividend expenses, brokerage commissions, and extraordinary expenses incurred by the relevant Underlying Funds. This waiver is voluntary and may be terminated or modified by the Manager at any time without notice.
AST AQR Large-Cap Portfolio	The Manager has contractually agreed to waive 0.091% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.
AST ClearBridge Dividend Growth Portfolio	The Manager has contractually agreed to waive 0.055% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.
AST Cohen & Steers Realty Portfolio	The Manager has contractually agreed to waive 0.06% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.
AST Goldman Sachs Mid-Cap Growth Portfolio	The Manager has contractually agreed to waive 0.10% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.
AST Goldman Sachs Multi-Asset Portfolio	The Manager has contractually agreed to waive 0.007% of its investment management fee through June 30, 2018. The Manager has also contractually agreed to waive an additional 0.113% of its investment management fee through June 30, 2018. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive in all cases of taxes, including stamp duty tax paid on foreign securities transactions, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.94% of the Portfolio's average daily net assets through June 30, 2018. These arrangements may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The Manager has contractually agreed to waive a portion of its investment management fee equal to the management fee of any acquired fund managed or subadvised by Goldman Sachs Asset Management, L.P.
AST T. Rowe Price Large-Cap Value Portfolio	The Manager has contractually agreed to waive 0.061% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.
AST Western Asset Core Plus Bond Portfolio	The Manager has contractually agreed to waive 0.032% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

C.	The section in Part I of the SAI entitled “Aggregation Notes to Subadviser Fee Rate Table” is hereby revised by removing the information pertaining to First Quadrant, L.P.

D.	The section in Part I of the SAI entitled “Notes to Subadviser Fee Rate Table” is hereby revised by adding the following information pertaining to J.P. Morgan Investment Management (J.P. Morgan) with respect to the AST High Yield Portfolio, the AST J.P. Morgan Global Thematic Portfolio, the AST J.P. Morgan International Equity Portfolio, the AST J.P. Morgan Strategic Opportunities Portfolio and the AST Small-Cap Value Portfolio:

J.P. Morgan: J.P. Morgan has agreed to a voluntary subadvisory fee waiver arrangement that will apply across each of the portfolios or sleeves of portfolios managed by J.P. Morgan. This voluntary fee waiver arrangement may be terminated by J.P. Morgan at any time. The dollar amount of the voluntary waivers will be calculated and provided by J.P. Morgan. This voluntary fee waiver will be directly reimbursed to respective J.P. Morgan portfolios.

E.	The section in Part I of the SAI entitled “Notes to Subadviser Fee Rate Table” is hereby revised by removing the information pertaining to Western Asset Management Company and Western Asset Management Company Limited.

F.	The section in Part I of the SAI entitled “Notes to Subadviser Fee Rate Table” is hereby revised by replacing the information pertaining to Neuberger Berman Investment Advisers LLC (Neuberger Berman) with the information set forth below:

Neuberger Berman: Neuberger Berman has agreed to a voluntary subadvisory fee waiver arrangement that will apply across each of the portfolios or sleeves of portfolios managed by Neuberger Berman (AST Neuberger Berman/LSV Mid-Cap Value Portfolio, and the sleeves of the AST International Growth Portfolio and the PSF SP International Growth Portfolio (collectively, the Neuberger Berman Portfolios). This voluntary fee waiver arrangement may be terminated by Neuberger Berman at any time. As described below, this voluntary group fee waiver will be applied to the effective subadvisory fees paid by ASTIS and/or PGIM Investments to Neuberger Berman and will be based upon the combined average daily net assets of the Neuberger Berman Portfolios. The investment management fees paid by each Neuberger Berman Portfolio will remain unchanged.

—Combined assets up to $750 million: No fee reduction.
—Combined assets between $750 million and $1.5 billion: 5% reduction to effective subadvisory fee.
—Combined assets between $1.5 billion and $3 billion: 7.5% reduction to effective subadvisory fee.
—Combined assets above $3 billion: 10% reduction to effective subadvisory fee.

G.	Revised Contractual Subadvisory Fee Rates for the AST T. Rowe Price Large-Cap Growth Portfolio & Revised Relationship Pricing Arrangement with T. Rowe Price Associates, Inc.

The Board of Trustees of the Trust (the Board) recently approved amending the Subadvisory Agreement among PGIM Investments LLC and AST Investment Services, Inc. (collectively, the Manager) and T. Rowe Price Associates, Inc. (T. Rowe Price) to reflect a new subadvisory fee schedule for the AST T. Rowe Price Large-Cap Growth Portfolio. In addition, the Board recently approved a revision to the relationship pricing arrangement between the Manager and T. Rowe Price for portfolios and sleeves of portfolios subadvised by T. Rowe Price. These changes became effective on June 1, 2017.

To reflect these changes, the SAI is hereby revised as follows, effective June 1, 2017:

I.	The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by replacing the information pertaining to the portfolios listed below with the information set forth below:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Advanced Strategies Portfolio

The Manager has contractually agreed to waive 0.017% of its investment management fee through June 30, 2018. The Manager has also contractually agreed to waive an additional 0.001% of its investment management fee through June 30, 2018. These arrangements may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

The Manager has also voluntarily agreed to waive the Portfolio’s investment management fee to the extent Portfolio assets are invested in underlying portfolios to gain exposure to small-cap equity securities. This waiver is voluntary and may be modified or terminated by the Manager at any time without notice.

AST T. Rowe Price Asset Allocation Portfolio	The Manager has contractually agreed to waive 0.004% of its investment management fee through June 30, 2018. The Manager has also contractually agreed to waive an additional 0.005% of its investment management fee through June 30, 2018. These arrangements may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.
AST T. Rowe Price Growth Opportunities Portfolio	The Manager has contractually agreed to waive 0.002% of its investment management fee through June 30, 2018. The Manager has also contractually agreed to waive an additional 0.007% of its investment management fee through June 30, 2018. These arrangements may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.
AST T. Rowe Price Large-Cap Growth Portfolio	The Manager has contractually agreed to waive 0.01% of its investment management fee through June 30, 2018. The Manager has also contractually agreed to waive an additional 0.026% of its investment management fee through June 30, 2018. These arrangements may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.
AST T. Rowe Price Large-Cap Value Portfolio	The Manager has contractually agreed to waive 0.006% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.
AST T. Rowe Price Natural Resources Portfolio	The Manager has contractually agreed to waive 0.002% of its investment management fee through June 30, 2018. The Manager has also contractually agreed to waive an additional 0.01% of its investment management fee through June 30, 2018. These arrangements may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

II.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to the AST T. Rowe Price Large-Cap Growth Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser	Fee Rate
AST T. Rowe Price Large-Cap Growth Portfolio	T. Rowe Price Associates, Inc.

Portfolio average daily net assets up to $100 million:

0.500% of average daily net assets to $50 million;

0.400% of average daily net assets over $50 million

Portfolio average daily net assets over $100 million and up to $1 billion:

0.400% of average daily net assets on all assets up to $100 million;

0.400% of average daily net assets over $100 million to $250 million;

0.375% of average daily net assets over $250 million to $500 million;

0.350% of average daily net assets over $500 million to $1 billion

When Portfolio average daily net assets exceed $1 billion:

0.300% of average daily net assets on all assets

III.	The section in Part I of the SAI entitled “Notes to Subadviser Fee Rate Table” is hereby revised by replacing the information pertaining to T. Rowe Price with the information set forth below:

T. Rowe Price: T. Rowe Price has agreed to a voluntary subadvisory fee waiver arrangement for the following Portfolios:

—Advanced Series Trust AST Advanced Strategies Portfolio

—Advanced Series Trust AST T. Rowe Price Asset Allocation Portfolio

—Advanced Series Trust AST T. Rowe Price Diversified Real Growth Portfolio

—Advanced Series Trust AST T. Rowe Price Growth Opportunities Portfolio

—Advanced Series Trust AST T. Rowe Price Large-Cap Growth Portfolio

—Advanced Series Trust AST T. Rowe Price Large-Cap Value Portfolio

—Advanced Series Trust AST T. Rowe Price Natural Resources Portfolio

—The Prudential Series Fund Global Portfolio

T. Rowe Price has agreed to reduce the monthly subadvisory fee for each Portfolio listed above (or the portion thereof subadvised by T. Rowe Price) by the following percentages based on the combined average daily net assets of the listed Portfolios (or the portion thereof subadvised by T. Rowe Price) and the assets of certain insurance company separate accounts managed by T. Rowe Price for the Retirement business of Prudential and its affiliates (the “other accounts”):

Combined Average Daily Net Assets up to $20 billion:

-	2.5% fee reduction on combined assets up to $1 billion
-	5.0% fee reduction on combined assets on the next $1.5 billion
-	7.5% fee reduction on combined assets on the next $2.5 billion
-	10.0% fee reduction on combined assets on the next $5.0 billion
-	12.5% fee reduction on combined assets above $10.0 billion

Combined Average Daily Net Assets above $20 billion:

-	12.5% fee reduction on all assets

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSAISUP1